FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrant Liability) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Balance | $		$ 846,718
Call spread options [Member]
Derivative [Line Items]
Balance	¥ 0		¥ 0	¥ 7,277,406
Purchase of call spread option	0		0	4,761,603
Exercise of call spread options	0		0	(12,039,009)
Balance	¥ 0		¥ 0	¥ 0